Personnel expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense [abstract]
Post-employment benefit expense, defined contribution plans	€ 1.6	€ 0.5	€ 0.9
Employee health insurance cost	1.8	1.3	0.8
Social security contributions	5.0	3.7	3.2
other miscellaneous expenses	€ 0.3	€ 0.2	€ 0.1